Eaton Vance

Missouri Municipal Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.3%

Security	Principal Amount (000’s omitted)	Value
Education — 8.1%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,216,220
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,126,350
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.05%, 3/1/40(1)	1,200	1,200,000
University of Missouri, 5.00%, 11/1/25	1,000	1,197,430
University of Missouri, 5.00%, 11/1/30	1,000	1,383,250

		$6,123,250

Electric Utilities — 3.1%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,135,610
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,191,270

		$2,326,880

Escrowed/Prerefunded — 2.7%
Metropolitan St. Louis Sewer District, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,092,250
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	995,841

		$2,088,091

General Obligations — 28.2%
Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$944,722
Center School District No. 58, 4.00%, 3/1/38	1,000	1,149,770
Columbia School District, 5.00%, 3/1/31	1,000	1,034,900
Fenton Fire Protection District, 4.00%, 3/1/37	400	458,360
Fenton Fire Protection District, 4.00%, 3/1/38	500	571,455
Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,233,060
Francis Howell R-III School District, Saint Charles County, 4.00%, 3/1/30	1,500	1,845,120
Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,076,784
Hazelwood School District, 5.00%, 3/1/27	1,000	1,267,110
Independence School District, 5.50%, 3/1/34	1,000	1,279,970
Jefferson City School District, 5.00%, 3/1/36	1,000	1,201,690
Jefferson City School District, 5.00%, 3/1/38	500	611,700
Joplin Schools, 5.00%, 3/1/30	1,000	1,280,880
Kansas City, 3.125%, 2/1/39	1,000	1,077,940
Kansas City, 5.00%, 2/1/32	450	574,182
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,140,320
Raytown C-2 School District, 5.00%, 3/1/39	1,000	1,283,530
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,121,160
University City School District, 0.00%, 2/15/32	1,000	822,000
University City School District, 0.00%, 2/15/33	1,000	793,920

Security	Principal Amount (000’s omitted)	Value
Wentzville R-IV School District, 0.00%, 3/1/27	$805	$710,517

		$21,479,090

Hospital — 14.0%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,052,540
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/39	1,000	1,145,950
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,089,160
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,126,710
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,081,270
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,379,900
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,045,150
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,173,950
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,585,169

		$10,679,799

Housing — 5.3%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 2.35%, 11/1/35	$940	$977,572
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/39	980	1,039,515
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	995	1,033,427
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	925	1,003,875

		$4,054,389

Industrial Development Revenue — 2.7%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$2,028,981

		$2,028,981

Insured-Education — 0.3%
Missouri Southern State University, (AGM), 4.00%, 10/1/37	$85	$92,683
Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	76,081
Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	59,618

		$228,382

Insured-Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$952,955
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	276,262

		$1,229,217

Insured-Escrowed/Prerefunded — 4.4%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,340	$3,337,194

		$3,337,194

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.4%
Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,037,990

		$1,037,990

Insured-Hospital — 3.0%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,247,120

		$2,247,120

Insured-Lease Revenue/Certificates of Participation — 7.8%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$995,690
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	2,016,581
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,774,578
Sedalia, Certificates of Participation, (BAM), 4.00%, 9/15/37(2)	500	554,340
St. Louis Municipal Library District, (BAM), 4.00%, 3/15/34	300	356,496
St. Louis Municipal Library District, (BAM), 4.00%, 3/15/35	200	235,530

		$5,933,215

Insured-Special Tax Revenue — 4.1%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,142,559

		$3,142,559

Insured-Transportation — 3.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,011,811
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,291,000

		$2,302,811

Lease Revenue/Certificates of Participation — 1.6%
Washington, Certificates of Participation, 5.00%, 3/1/28	$940	$1,212,995

		$1,212,995

Other Revenue — 1.7%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.06%, 12/1/37(1)	$1,300	$1,300,000

		$1,300,000

Senior Living/Life Care — 3.5%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$490,625
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,004,830
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	469,680
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	232,970
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	454,230

		$2,652,335

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 1.8%
Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	$1,000	$1,090,440
Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	310,195

		$1,400,635

Total Tax-Exempt Municipal Securities — 98.3% (identified cost $69,154,636)		$74,804,933

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.0%(3)
St. Louis Land Clearance for Redevelopment Authority, (Kiel Opera House Renovation), 5.00%, 10/1/35	$30	$25,739

Total Taxable Municipal Securities — 0.0%(3) (identified cost $29,927)		$25,739

Total Investments — 98.3% (identified cost $69,184,563)		$74,830,672

Other Assets, Less Liabilities — 1.7%		$1,293,742

Net Assets — 100.0%		$76,124,414

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 26.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 12.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2020.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$74,804,933	$—	$74,804,933
Taxable Municipal Securities	—	25,739	—	25,739
Total Investments	$—	$74,830,672	$—	$74,830,672

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.